Note 3 - Fair Value Measurements (Details Textual) - EBP 20-2991357 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 244,176,081	$ 225,410,977
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 0	0
Mutual Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 0	0
Common Collective Trust [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
EBP, Self-Directed Brokerage Account [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
EBP, Self-Directed Brokerage Account [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 0	0
EBP, Employer, Common Stock [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 2,425,080	3,494,911
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 0	$ 0